Capital and Financial Risk Management - Summary of Notional and Fair Values in Respect of Derivative Contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	$ 85	$ 118
Derivative Financial Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	$ (2)